Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Form 20F and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transactions we have disclosed below.

On January 23, 2024, the Company secured a $563,388 (RMB 4,000,000) short-term loan from the Bank of Beijing. The loan carries an interest rate of 3.7% per annum and is scheduled to mature on January 22, 2025. The proceeds from this loan are designated for working capital to support production activities. The loan is guaranteed by the CEO and a family member. Additionally, land use rights and construction in progress, valued at $1.94 million (RMB 14,000,000), have been pledged as collateral to secure the loan.

On February 29, 2024, the Company secured a short-term loan amounting to $1,126,776 (RMB 8,000,000) from the Weihai City Commercial Bank. The proceeds from this loan are designated solely for purchasing raw materials. The loan carries an interest rate of 3.7% per annum and is set to mature on February 25, 2025. The CEO and three family members of the CEO have provided personal guarantees for this loan.

On April 17, 2024, the Company acquired a short-term loan amounting to $1,126,776 (RMB 8,000,000) from the Bank of Rizhao. The proceeds from this loan are designated solely for purchasing raw materials. The loan, with an interest rate of 3.7% per annum, is set to mature on April 10, 2025. To secure the loan, the Company pledged real estate valued at $681,110 (RMB 4,835,808). Additionally, the CEO and three family members of the CEO have provided personal guarantees for this loan.

On January 30, 2024, the Company secured three 24-month loans totaling $422,541 (RMB 3,000,000) from Shenzhen Qianhai WeBank Co., Ltd. The proceeds from these loans are designated solely for working capital. The loans carry an interest rate of 6.2856% per annum and are set to mature on February 1, 2026. The CEO has provided personal guarantees for these loans.